Trade receivables	12 Months Ended
Dec. 31, 2019
Trade receivables.
Trade receivables

7. Trade receivables

Credit terms provided to customers are determined individually and are dependent on already existing customer relationships and the customer’s payment history.

Change in the allowance for doubtful accounts

	Year Ended December 31,
	2019	2018
	(€ in thousands)
Balance at beginning of period	383	545
Provisions	38	227
Write-offs	(102)	(351)
Release to income	(132)	(38)
Balance at end of period	187	383